SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
RULE 24f-2 NOTICE

Kemper State Tax-Free Income Series
Kemper California Tax-Free Income Fund
120 South LaSalle Street, Chicago, Illinois  60603
File Nos. 2-81549 and 811-3657

Rule 24f-2(b)(1) under the Investment Company Act of 1940 ("1940 Act").

(i)  Fiscal year for which notice is filed.
August 31, 1995
(fiscal year end)
(ii) The number of shares of the same series, if any, which had been registered under the Securities Act of 1933 ("1933 Act") other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.
0
(shares)
(iii) The number of shares, if any, registered during such fiscal year other than pursuant to Rule 24f-2.
0
(shares)
(iv)  The number of shares sold during such fiscal year.
19,144,018
(shares)
(v) The number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2.*
19,144,018
(shares)
1. Actual aggregate sale price for which such shares were sold during the previous fiscal year.
$136,116,955
2. Actual aggregate redemption price of such shares redeemed during such previous fiscal year.
$233,411,583
3. Actual aggregate redemption price of such redeemed shares previously applied pursuant to Section 24e-2(a) under the 1940 Act. $0
4.  Net adjustment to aggregate sale price.**
$233,411,583
5.  Aggregate sale price to be used as basis of computation of fee.
$0.00
6.  Fee on 1/29th of 1 percent (1/2900).
$0.00
* Computation of Fee pursuant to Section 6(b) of the 1933 Act and Rule 24f-2(c) under the 1940 Act.
** If the amount in 4 exceeds that in 1, the shares represented by such excess may hereafter be applied pursuant to Section 24(e)-2(a) under the 1940 Act.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
RULE 24f-2 NOTICE

Kemper State Tax-Free Income Series
Kemper Florida Tax-Free Income Fund
120 South LaSalle Street, Chicago, Illinois  60603
File Nos. 2-81549 and 811-3657

Rule 24f-2(b)(1) under the Investment Company Act of 1940 ("1940 Act").

(i)  Fiscal year for which notice is filed.
August 31, 1995
(fiscal year end)
(ii) The number of shares of the same series, if any, which had been registered under the Securities Act of 1933 ("1933 Act") other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.
0
(shares)
(iii) The number of shares, if any, registered during such fiscal year other than pursuant to Rule 24f-2.
0
(shares)
(iv)  The number of shares sold during such fiscal year.
2,516,367
(shares)
(v) The number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2.*
2,516,367
(shares)
1. Actual aggregate sale price for which such shares were sold during the previous fiscal year.
$24,651,905
2. Actual aggregate redemption price of such shares redeemed during such previous fiscal year.
$34,017,101
3. Actual aggregate redemption price of such redeemed shares previously applied pursuant to Section 24e-2(a) under the 1940 Act. $0
4.  Net adjustment to aggregate sale price.**
$34,017,101
5.  Aggregate sale price to be used as basis of computation of fee.
$0.00
6.  Fee on 1/29th of 1 percent (1/2900).
$0.00
* Computation of Fee pursuant to Section 6(b) of the 1933 Act and Rule 24f-2(c) under the 1940 Act.
** If the amount in 4 exceeds that in 1, the shares represented by such excess may hereafter be applied pursuant to Section 24(e)-2(a) under the 1940 Act.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
RULE 24f-2 NOTICE

Kemper State Tax-Free Income Series
Kemper New York Tax-Free Income Fund
120 South LaSalle Street, Chicago, Illinois  60603
File Nos. 2-81549 and 811-3657

Rule 24f-2(b)(1) under the Investment Company Act of 1940 ("1940 Act").

(i)  Fiscal year for which notice is filed.
August 31, 1995
(fiscal year end)
(ii) The number of shares of the same series, if any, which had been registered under the Securities Act of 1933 ("1933 Act") other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.
0
(shares)
(iii) The number of shares, if any, registered during such fiscal year other than pursuant to Rule 24f-2.
0
(shares)
(iv)  The number of shares sold during such fiscal year.
3,352,238
(shares)
(v) The number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2.*
3,352,238
(shares)
1. Actual aggregate sale price for which such shares were sold during the previous fiscal year.
$35,224,449
2. Actual aggregate redemption price of such shares redeemed during such previous fiscal year.
$59,658,231
3. Actual aggregate redemption price of such redeemed shares previously applied pursuant to Section 24e-2(a) under the 1940 Act. $0
4.  Net adjustment to aggregate sale price.**
$59,658,231
5.  Aggregate sale price to be used as basis of computation of fee.
$0.00
6.  Fee on 1/29th of 1 percent (1/2900).
$0.00
* Computation of Fee pursuant to Section 6(b) of the 1933 Act and Rule 24f-2(c) under the 1940 Act.
** If the amount in 4 exceeds that in 1, the shares represented by such excess may hereafter be applied pursuant to Section 24(e)-2(a) under the 1940 Act.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
RULE 24f-2 NOTICE

Kemper State Tax-Free Income Series
Kemper Ohio Tax-Free Income Fund
120 South LaSalle Street, Chicago, Illinois  60603
File Nos. 2-81549 and 811-3657

Rule 24f-2(b)(1) under the Investment Company Act of 1940 ("1940 Act").

(i)  Fiscal year for which notice is filed.
August 31, 1995
(fiscal year end)
(ii) The number of shares of the same series, if any, which had been registered under the Securities Act of 1933 ("1933 Act") other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.
0
(shares)
(iii) The number of shares, if any, registered during such fiscal year other than pursuant to Rule 24f-2.
0
(shares)
(iv)  The number of shares sold during such fiscal year.
1,261,947
(shares)
(v) The number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2.*
1,261,947
(shares)
1. Actual aggregate sale price for which such shares were sold during the previous fiscal year.
$11,948,225
2. Actual aggregate redemption price of such shares redeemed during such previous fiscal year.
$5,161,932
3. Actual aggregate redemption price of such redeemed shares previously applied pursuant to Section 24e-2(a) under the 1940 Act. $0
4.  Net adjustment to aggregate sale price.**
$5,161,932
5.  Aggregate sale price to be used as basis of computation of fee.
$6,786,293
6.  Fee on 1/29th of 1 percent (1/2900).
$2,340.10
* Computation of Fee pursuant to Section 6(b) of the 1933 Act and Rule 24f-2(c) under the 1940 Act.
** If the amount in 4 exceeds that in 1, the shares represented by such excess may hereafter be applied pursuant to Section 24(e)-2(a) under the 1940 Act.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
RULE 24f-2 NOTICE

Kemper State Tax-Free Income Series
Kemper Texas Tax-Free Income Fund
120 South LaSalle Street, Chicago, Illinois  60603
File Nos. 2-81549 and 811-3657

Rule 24f-2(b)(1) under the Investment Company Act of 1940 ("1940 Act").

(i)  Fiscal year for which notice is filed.
August 31, 1995
(fiscal year end)
(ii) The number of shares of the same series, if any, which had been registered under the Securities Act of 1933 ("1933 Act") other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.
0
(shares)
(iii) The number of shares, if any, registered during such fiscal year other than pursuant to Rule 24f-2.
0
(shares)
(iv)  The number of shares sold during such fiscal year.
292,015
(shares)
(v) The number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2.*
292,015
(shares)
1. Actual aggregate sale price for which such shares were sold during the previous fiscal year.
$2,928,244
2. Actual aggregate redemption price of such shares redeemed during such previous fiscal year.
$3,849,107
3. Actual aggregate redemption price of such redeemed shares previously applied pursuant to Section 24e-2(a) under the 1940 Act. $0
4.  Net adjustment to aggregate sale price.**
$3,849,107
5.  Aggregate sale price to be used as basis of computation of fee.
$0.00
6.  Fee on 1/29th of 1 percent (1/2900).
$0.00
* Computation of Fee pursuant to Section 6(b) of the 1933 Act and Rule 24f-2(c) under the 1940 Act.
** If the amount in 4 exceeds that in 1, the shares represented by such excess may hereafter be applied pursuant to Section 24(e)-2(a) under the 1940 Act.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
RULE 24f-2 NOTICE

Kemper State Tax-Free Income Series
Kemper Michigan Tax-Free Income Fund
120 South LaSalle Street, Chicago, Illinois  60603
File Nos. 2-81549 and 811-3657

Rule 24f-2(b)(1) under the Investment Company Act of 1940 ("1940 Act").

(i)  Fiscal year for which notice is filed.
August 31, 1995
(fiscal year end)
(ii) The number of shares of the same series, if any, which had been registered under the Securities Act of 1933 ("1933 Act") other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.
0
(shares)
(iii) The number of shares, if any, registered during such fiscal year other than pursuant to Rule 24f-2.
0
(shares)
(iv)  The number of shares sold during such fiscal year.
430,134
(shares)
(v) The number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2.*
430,134
(shares)
1. Actual aggregate sale price for which such shares were sold during the previous fiscal year.
$4,165,608
2. Actual aggregate redemption price of such shares redeemed during such previous fiscal year.
$1,437,581
3. Actual aggregate redemption price of such redeemed shares previously applied pursuant to Section 24e-2(a) under the 1940 Act. $0
4.  Net adjustment to aggregate sale price.**
$1,437,581
5.  Aggregate sale price to be used as basis of computation of fee.
$2,728,027
6.  Fee on 1/29th of 1 percent (1/2900).
$940.70
* Computation of Fee pursuant to Section 6(b) of the 1933 Act and Rule 24f-2(c) under the 1940 Act.
** If the amount in 4 exceeds that in 1, the shares represented by such excess may hereafter be applied pursuant to Section 24(e)-2(a) under the 1940 Act.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
RULE 24f-2 NOTICE

Kemper State Tax-Free Income Series
Kemper New Jersey Tax-Free Income Fund
120 South LaSalle Street, Chicago, Illinois  60603
File Nos. 2-81549 and 811-3657

Rule 24f-2(b)(1) under the Investment Company Act of 1940 ("1940 Act").

(i)  Fiscal year for which notice is filed.
August 31, 1995
(fiscal year end)
(ii) The number of shares of the same series, if any, which had been registered under the Securities Act of 1933 ("1933 Act") other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.
0
(shares)
(iii) The number of shares, if any, registered during such fiscal year other than pursuant to Rule 24f-2.
0
(shares)
(iv)  The number of shares sold during such fiscal year.
433,642
(shares)
(v) The number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2.*
433,642
(shares)
1. Actual aggregate sale price for which such shares were sold during the previous fiscal year.
$4,197,938
2. Actual aggregate redemption price of such shares redeemed during such previous fiscal year.
$265,739
3. Actual aggregate redemption price of such redeemed shares previously applied pursuant to Section 24e-2(a) under the 1940 Act. $0
4.  Net adjustment to aggregate sale price.**
$265,739
5.  Aggregate sale price to be used as basis of computation of fee.
$3,932,199
6.  Fee on 1/29th of 1 percent (1/2900).
$1,355.93
* Computation of Fee pursuant to Section 6(b) of the 1933 Act and Rule 24f-2(c) under the 1940 Act.
** If the amount in 4 exceeds that in 1, the shares represented by such excess may hereafter be applied pursuant to Section 24(e)-2(a) under the 1940 Act.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
RULE 24f-2 NOTICE

Kemper State Tax-Free Income Series
Kemper Pennsylvania Tax-Free Income Fund
120 South LaSalle Street, Chicago, Illinois  60603
File Nos. 2-81549 and 811-3657

Rule 24f-2(b)(1) under the Investment Company Act of 1940 ("1940 Act").

(i)  Fiscal year for which notice is filed.
August 31, 1995
(fiscal year end)
(ii) The number of shares of the same series, if any, which had been registered under the Securities Act of 1933 ("1933 Act") other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.
0
(shares)
(iii) The number of shares, if any, registered during such fiscal year other than pursuant to Rule 24f-2.
0
(shares)
(iv)  The number of shares sold during such fiscal year.
192,262
(shares)
(v) The number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2.*
192,262
(shares)
1. Actual aggregate sale price for which such shares were sold during the previous fiscal year.
$1,867,042
2. Actual aggregate redemption price of such shares redeemed during such previous fiscal year.
$112,470
3. Actual aggregate redemption price of such redeemed shares previously applied pursuant to Section 24e-2(a) under the 1940 Act. $0
4.  Net adjustment to aggregate sale price.**
$112,470
5.  Aggregate sale price to be used as basis of computation of fee.
$1,754,572
6.  Fee on 1/29th of 1 percent (1/2900).
$605.02
* Computation of Fee pursuant to Section 6(b) of the 1933 Act and Rule 24f-2(c) under the 1940 Act.
** If the amount in 4 exceeds that in 1, the shares represented by such excess may hereafter be applied pursuant to Section 24(e)-2(a) under the 1940 Act.



SIGNATURE



The undersigned Registrant has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, in the City of Chicago, State of Illinois.

Dated:  October 26, 1995

Kemper State Tax-Free Income Series
(name of registrant)

By: /s/Philip J. Collora
-------------------------
(signature)

Philip J. Collora
-------------------------
(name)

Secretary
-------------------------
(title)


Exhibit:  Opinion of Counsel